UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Financials - 17.2%
Capital Markets - 5.6%
Credit Suisse Group AG (Sponsored ADR) (a)	333,000	$15,218,100
Goldman Sachs Group, Inc. (The)	121,300	17,612,760
Greenhill & Co., Inc.	203,800	17,911,982
TD Ameritrade Holding Corp. (a)	835,300	16,722,706

		67,465,548

Commercial Banks - 4.7%
Itau Unibanco Holding SA (ADR)	676,310	14,662,401
Shinhan Financial Group Co., Ltd.	399,070	16,975,493
Standard Chartered PLC	461,000	12,296,928
United Overseas Bank Ltd.	878,000	12,845,061

		56,779,883

Insurance - 1.2%
China Life Insurance Co., Ltd. - Class H	3,283,000	15,095,419

Real Estate Management & Development - 4.3%
CapitaMalls Asia Ltd.	10,028,000	15,819,198
Ciputra Development Tbk PT (a)	90,928,500	8,832,654
Kerry Properties Ltd.	2,640,000	12,161,410
Sun Hung Kai Properties Ltd.	1,093,000	15,139,579

		51,952,841

Thrifts & Mortgage Finance - 1.4%
Housing Development Finance Corp.	275,700	17,383,603

		208,677,294

Industrials - 16.0%
Aerospace & Defense - 1.0%
Aerovironment, Inc. (a)	473,300	12,390,994

Construction & Engineering - 3.0%
GS Engineering & Construction Corp.	156,910	11,860,716
IVRCL Infrastructures & Projects Ltd.	2,467,200	9,953,488
Shaw Group, Inc. (a)	388,500	14,871,780

		36,685,984

Electrical Equipment - 2.2%
A123 Systems, Inc. (a)	1,064,600	13,264,916
ABB Ltd. (Sponsored ADR)(a)	667,800	12,795,048

		26,059,964

Industrial Conglomerates - 1.4%
Jaiprakash Associates Ltd.	5,329,650	17,503,653

Machinery - 5.3%
Danaher Corp.	155,500	13,105,540
Japan Steel Works Ltd. (The)	1,432,000	15,684,470
NGK Insulators Ltd.	986,000	19,432,042
Weg SA	1,589,300	16,229,009

		64,451,061

Marine - 1.2%
China COSCO Holdings Co., Ltd. - Class H	10,933,000	13,868,538

Road & Rail - 1.0%
Canadian National Railway Co.	208,200	12,448,278

Trading Companies & Distributors - 0.9%
Mitsubishi Corp.	467,700	$11,078,823

		194,487,295

Information Technology - 16.0%
Communications Equipment - 2.5%
Juniper Networks, Inc. (a)	530,000	15,057,300
QUALCOMM, Inc.	395,000	15,302,300

		30,359,600

Computers & Peripherals - 3.3%
Apple, Inc. (a)	74,000	19,322,880
Isilon Systems, Inc. (a)	61,300	795,674
Toshiba Corp. (a)	3,420,000	19,714,723

		39,833,277

Electronic Equipment, Instruments & Components - 1.9%
Agilent Technologies, Inc. (a)	342,900	12,433,554
Byd Co., Ltd.-Class H	1,155,500	10,237,877

		22,671,431

Internet Software & Services - 3.3%
Equinix, Inc. (a)	133,200	13,406,580
Rackspace Hosting, Inc. (a)	705,700	12,667,315
Tencent Holdings Ltd.	652,400	13,475,195
		39,549,090
Semiconductors & Semiconductor Equipment - 0.8%
Netlogic Microsystems, Inc. (a)	325,500	10,145,835

Software - 4.2%
Intuit, Inc. (a)	177,400	6,414,784
Red Hat, Inc. (a)	633,070	18,909,801
Salesforce.com, Inc. (a)	149,000	12,754,400
VMware, Inc.-Class A (a)	206,200	12,710,168
		50,789,153
		193,348,386
Energy - 13.7%
Energy Equipment & Services - 5.6%
Nabors Industries Ltd. (a)	610,900	13,177,113
National Oilwell Varco, Inc.	356,400	15,692,292
Schlumberger Ltd.	315,100	22,504,442
WorleyParsons Ltd.	676,000	16,485,393
		67,859,240
Oil, Gas & Consumable Fuels - 8.1%
BG Group PLC	751,000	12,693,863
Cameco Corp.	732,995	18,068,709
Denbury Resources, Inc. (a)	987,856	18,917,443
EXCO Resources, Inc.	819,600	15,203,580
Occidental Petroleum Corp.	189,400	16,792,204
Petroleo Brasileiro SA (ADR)	387,100	16,424,653
		98,100,452
		165,959,692

Consumer Discretionary - 12.4%
Auto Components - 1.2%
Johnson Controls, Inc.	421,529	14,159,159
Automobiles - 3.8%
Ford Motor Co. (a)	970,800	12,639,816

Hyundai Motor Co.	114,700	$13,988,455
Volkswagen AG (Preference Shares)	206,770	19,976,673

		46,604,944

Hotels, Restaurants & Leisure - 1.1%
Ctrip.com International Ltd. (ADR) (a)	365,200	13,337,104

Household Durables - 1.2%
Panasonic Corp.	1,020,500	14,955,289

Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	124,000	16,995,440
NetFlix, Inc. (a)	144,900	14,311,773

		31,307,213

Media - 2.5%
Publicis Groupe SA	294,100	12,976,356
Walt Disney Co. (The)	455,100	16,765,884

		29,742,240

		150,105,949

Health Care - 9.5%
Biotechnology - 2.5%
Cepheid, Inc. (a)	663,700	13,267,363
Genomic Health, Inc. (a)	1,091,100	17,479,422

		30,746,785

Health Care Providers & Services - 1.5%
Medco Health Solutions, Inc. (a)	305,400	17,994,168

Health Care Technology - 1.1%
athenahealth, Inc. (a)	458,700	13,311,474

Life Sciences Tools & Services - 2.8%
Illumina, Inc. (a)	392,600	16,438,162
QIAGEN NV (a)	757,800	17,315,730

		33,753,892

Pharmaceuticals - 1.6%
Roche Holding AG	36,846	5,817,583
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	220,680	12,960,536

		18,778,119

		114,584,438

Materials - 9.1%
Chemicals - 2.6%
Linde AG	111,900	13,394,000
Monsanto Co.	290,600	18,325,236

		31,719,236

Metals & Mining - 6.5%
Agnico-Eagle Mines Ltd.	361,400	22,922,821
Barrick Gold Corp.	474,800	20,677,540
Impala Platinum Holdings Ltd.	747,893	21,086,888
Rio Tinto PLC	273,298	14,129,622

		78,816,871

		110,536,107

Consumer Staples - 3.5%
Beverages - 1.1%
Heckmann Corp. (a)	2,304,500	13,827,000

Food Products - 2.4%
BRF - Brasil Foods SA (ADR)	964,100	$12,870,735
Chaoda Modern Agriculture Holdings Ltd.	13,992,000	15,944,003

		28,814,738

		42,641,738

Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Softbank Corp.	544,100	12,168,705

Total Common Stocks (cost $959,352,716)		1,192,509,604

	Contracts (b)
OPTION PURCHASED - CALL - 0.3%
Market Vectors Gold Miners Expiration: Jan `11, Exercise Price: $60.0 (a) (cost $3,172,400)	10,300	3,141,500

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (c) (cost $4,193,109)	4,193,109	4,193,109

Total Investments - 99.0% (cost $966,718,225) (d)		1,199,844,213
Other assets less liabilities - 1.0%		12,455,578

Net Assets - 100.0%		$1,212,299,791

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at April 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound settling 7/15/10	4,643	$7,041,760	$7,101,998	$60,238
British Pound settling 7/15/10	4,038	6,223,689	6,176,581	(47,108)
Euro settling 7/15/10	33,549	44,872,458	44,678,387	(194,071)

(a)	Non-income producing security.
(b)	One contract relates to 100 shares.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $256,333,449 and gross unrealized depreciation of investments was $(23,207,461), resulting in net unrealized appreciation of $233,125,988.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown *

April 30, 2010 (unaudited)

Summary

45.6%	United States
7.7%	Japan
6.2%	Canada
5.5%	China
5.0%	Brazil
3.7%	India
3.6%	Hong Kong
3.6%	South Korea
3.3%	United Kingdom
2.8%	Switzerland
2.8%	Germany
2.4%	Singapore
1.8%	South Africa
5.7%	Other
0.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of April 30, 2010. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 1.8% or less in the following countries: Australia, France, Indonesia, Israel and Netherlands.

AllianceBernstein Global Thematic Growth Fund

April 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$97,947,147	$110,730,147	$—	$208,677,294
Industrials	95,105,565	99,381,730	—	194,487,295
Information Technology	149,920,591	43,427,795	—	193,348,386
Energy	136,780,436	29,179,256	—	165,959,692
Consumer Discretionary	88,209,176	61,896,773	—	150,105,949
Health Care	108,766,855	5,817,583	—	114,584,438
Materials	61,925,597	48,610,510	—	110,536,107
Consumer Staples	26,697,735	15,944,003	—	42,641,738
Telecommunication Services	—	12,168,705	—	12,168,705
Option Purchased - Call	—	3,141,500	—	3,141,500
Short-Term Investments	4,193,109	—	—	4,193,109

Total Investments in Securities	769,546,211	430,298,002+	—	1,199,844,213
Other Financial Instruments* :
Assets	—	60,238	—	60,238
Liabilities	—	(241,179)	—	(241,179)

Total	$769,546,211	$430,117,061	$—	$1,199,663,272

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2010